Managed
HIGH INCOME
PORTFOLIO INC.

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                               [GRAPHIC OMITTED]

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                                                                       Quarterly

                                                                          Report

                                                               November 30, 1998

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                                                                     Managed
                                                                     HIGH INCOME
                                                                  PORTFOLIO INC.
LETTER TO
SHAREHOLDERS
November 30, 1998
--------------------------------------------------------------------------------

Dear Shareholder:

      We are pleased to provide the third quarter report for the Managed High Income Portfolio Inc. ("Fund") for the nine months ended November 30, 1998. During the past nine months, the Fund paid income dividends totaling $0.77 per share. The table below details the annualized distribution rate and the nine-month total return for the Fund based on its November 30, 1998 net asset value ("NAV") per share and the New York Stock Exchange ("NYSE") closing price.

              Price                    Annualized               Nine-Month
            Per Share               Distribution Rate          Total Return
          -------------             -----------------          ------------
          $10.97 (NAV)                    9.41%                   (0.94)%
          $10.75 (NYSE)                   9.60%                   (1.93)%

      As we have noted in recent market commentaries, we have decided to follow a more conservative investment strategy that involves focusing on higher quality high-yield bonds that, in our opinion, can provide greater price stability but generate less income. This was due to increased market volatility and uncertainty over future corporate profits. Our more conservative strategy caused a slight decline in the Fund's earnings power. However, we remain confident that when market and economic conditions warrant, we can quickly become more aggressive by focusing on lower quality but riskier issues and increase the Fund's earnings power.

Market and Economic Overview

      The high-yield bond market generated relatively weak results during September and October 1998, and did not perform as well as the other U.S. bond market sectors. By the end of September, the Federal Reserve Board

("Fed") began taking aggressive actions to restore investor confidence in the financial markets. Many companies were finding it increasingly more difficult to borrow money through the bond markets. As the financial markets were beginning to freeze up and overall liquidity began to disappear, the Fed acted quickly to cut short-term rates.

      Investors had become increasingly reluctant to invest in new bond issues, especially from companies that issue high-yield bonds. Many investors feared that an economic recession in the U.S. was becoming more likely given the higher turmoil in emerging economies such as Korea, Russia and Indonesia. Another major investor concern was that a worldwide credit crunch in the financial markets could throw the U.S. economy into a meaningful and protracted recession. By acting swiftly and lowering short-term interest rates three times in the past three months, the Fed was able to stabilize the U.S. financial markets and restore investor confidence. As a result, the performance of the U.S. bond market, especially the high-yield bond market, began to improve in the latter half of October and November.

Portfolio Strategy and Market Outlook

      The Fund remains cautiously positioned with a heavy emphasis in better quality, intermediate maturity "B-" and "BB-" rated high-yield bonds. As of November, 1998, the Fund's average maturity on a call-adjusted basis was approximately 6.5 years. (Average maturity on a call-adjusted basis means that the bonds callable earlier than their maturity are deemed to mature on the call date.) In addition, the Fund continued to emphasize telecommunications issues as well as cable and media issues as it has in recent years. However, given Asia's continued problems, we remained underweighted in basic commodity industries such as steel, forest products, energy and petrochemicals, industries that continue to be negatively affected by worldwide deflationary trends during the period under review. (Deflation is when prices actually fall. Deflation should not be confused with disinflation, which is the slowing down of the rate at which prices increase).

      We believe that the Fund is appropriately positioned for current economic conditions, an environment that has been characterized by slower economic growth and somewhat weaker corporate profits. However, in 1999, we do not anticipate a U.S. recession. Moreover, we will continue to maintain the Portfolio's relatively sound credit quality orientation given higher volatility in the financial markets.

      In closing, thank you for investing in the Managed High Income Portfolio. We look forward to continuing to help you achieve your investment goals. Should you have any questions about your investment in the Fund, please call the First Data Investor Services Group Inc. at (800) 331-1710.

Sincerely,


/s/ Heath B. McLendon                  /s/ John C. Bianchi, C.F.A.

Heath B. McLendon                      John C. Bianchi, C.F.A.
Chairman                               Vice President and
                                       Investment Officer


December 23, 1998

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Take Advantage of the Fund's Dividend Reinvestment Plan!

Did you know that Fund investors who reinvest their dividends are taking advantage of one of the most effective wealth-building tools available today? Systematic investments put time to work for you through the strength of compounding.

As an investor in the Fund, you can participate in its Dividend Reinvestment Plan ("Plan"), a convenient, simple and efficient way to reinvest your dividends and capital gains, if any, in additional shares of the Fund. A description of the Fund's Plan begins on page 31. Below is a short summary of how the Plan works.

Plan Summary

If you are a Plan participant who has not elected to receive your dividends in the form of a cash payment, then your dividend and capital gain distributions will be reinvested automatically in additional shares of the Fund.

The number of common stock shares in the Fund you will receive in lieu of a cash dividend is determined in the following manner. If the market price of the common stock is equal to or exceeds the net asset value ("NAV") per share on the date of valuation, you will be issued shares for the equivalent of the most recently determined NAV per share or 95% of the market price, whichever is greater.

If the NAV per share at the time of valuation is greater than the market price of the common stock, or if the Fund declares a dividend or capital gains distribution payable only in cash, the Purchasing Agent will buy common stock for your account in the open market or on the New York Stock Exchange.

If the Purchasing Agent begins to purchase additional shares in the open market and the market price of the shares subsequently rises above the NAV before the purchases are completed, the Purchasing Agent will attempt to cancel any remaining orders and the Fund will issue the remaining dividend or distribution in shares at the greater of Fund's NAV per share or 95% of the then current market price. In that case, the number of Fund shares you receive will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares.

To find out more detailed information about the Plan and about how you can participate, please call First Data Investors Services Group Inc. at (800) 331-1710.

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4

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SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

November 30, 1998 (unaudited)

  Face
 Amount        Rating(a)                   Security                          Value
=====================================================================================
CORPORATE BONDS AND NOTES - 98.4%
-------------------------------------------------------------------------------------
Aerospace/Defense -- 0.3%
$   1,500,000   B       BE Aerospace Inc., Sr. Sub. Notes,
                          9.500% due 11/1/08+..........................  $  1,586,250
-------------------------------------------------------------------------------------
Airlines -- 2.1%
    9,375,000   BB      Airplanes-Pass Through Trust, Corporate
                          Collateralized Mortgage Obligation,
                          10.875% due 3/15/19..........................     9,954,000
-------------------------------------------------------------------------------------
Automobile/Auto Parts/Truck Manufacturing -- 0.4%
      340,000   B+      Breed Technologies Inc., Sr. Sub. Notes,
                          9.250% due 4/15/08...........................       283,900
    1,580,000   B1*     Exide Corp., Sr. Notes, 10.000% due 4/15/05....     1,572,100
-------------------------------------------------------------------------------------
                                                                            1,856,000
-------------------------------------------------------------------------------------
Banks/Savings and Loans -- 0.1%
      275,000   B-      BF Saul REIT, Sr. Notes, 9.750% due 4/1/08.....       251,625
-------------------------------------------------------------------------------------
Broadcasting - TV, Cable and Radio -- 17.8%
      525,000   B-      Capstar Broadcasting Corp., Sr. Discount Notes,
                          step bond to yield 11.002% due 2/1/09........       431,813
    3,350,000   BB-     Century Communications Corp., Sr. Notes,
                          8.750% due 10/1/07...........................     3,634,750
    6,775,000   Ba3*    Chancellor Media Corp., Sr. Sub. Notes,
                          9.000% due 10/1/08+..........................     7,164,562
                        Citadel Broadcasting Co., Sr. Sub. Notes:
      790,000   B-        10.250% due 7/1/07...........................       861,100
    1,265,000   B-        9.250% due 11/15/08+.........................     1,315,600
    3,925,000   B-      Comcast UK Cable, Debentures, step bond to
                          yield 11.574% due 11/15/07...................     3,385,312
                        CSC Holdings Inc., Sr. Sub. Debentures:
    9,220,000   BB-       9.875% due 2/15/13...........................    10,257,250
    3,250,000   BB-       10.500% due 5/15/16..........................     3,810,625
    1,000,000   BB+       7.625% due 7/15/18...........................     1,005,000
    3,175,000   BB-       9.875% due 4/1/23............................     3,532,187
                        NTL Inc., Sr. Notes:
    1,000,000   B-        Sr. Notes, 9.500% due 4/1/08.................     1,518,552


                       See Notes To Financial Statements.                      5

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

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SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

November 30, 1998 (unaudited) (continued)

  Face
 Amount        Rating(a)                   Security                          Value
=====================================================================================
Broadcasting - TV, Cable and Radio -- 17.8% (continued)
$   2,025,000   B-        Sr. Notes, 11.500% due 10/1/08...............  $  2,252,813
    3,795,000   B-        Step bond to yield 12.040% due 10/1/03.......     2,457,263
    2,130,000   B-        Step bond to yield 11.893% due 4/15/05.......     1,906,350
                        RCN Corp.:
    4,600,000   B3*       Sr. Discount Notes, step bond to yield
                            11.143% due 10/15/07.......................     2,691,000
    2,350,000   B3*       Sr. Notes, 10.000% due 10/15/08..............     2,250,125
                        Rogers Cablesystems, Inc.:
    2,275,000   BB+       Sr. Notes, Series B, 10.000% due 3/15/05.....     2,559,375
    2,575,000   BB+       Sr. Sub. Debentures, 10.000% due 12/1/07.....     2,896,875
    7,175,000   BB-       Sr. Sub. Debentures, 11.000% due 12/1/15.....     8,412,687
    1,250,000   BB-     Rogers Communications, Sr. Notes,
                          9.125% due 1/15/06...........................     1,278,125
    1,950,000   CCC+    Telemundo Holdings Inc., Sr. Discount Notes,
                          step bond to yield 11.110% due 8/15/08.......     1,074,937
    2,350,000   B+      Telewest Communications PLC, Sr. Notes,
                          11.250% due 11/1/08..........................     2,679,000
                        TV Azteca SA, Guaranteed Sr. Notes:
    2,300,000   Ba3*      Series A, 10.125% due 2/15/04................     2,098,750
    3,000,000   Ba3*      Series B, 10.500% due 2/15/07................     2,730,000
   21,450,000   B       United International Holdings Inc.,
                          Sr. Discount Notes, step bond to yield
                          11.023% due 2/15/08..........................    12,548,250
-------------------------------------------------------------------------------------
                                                                           84,752,301
-------------------------------------------------------------------------------------
Building/Construction -- 1.3%
                        Building Materials Corp., Sr. Notes:
      500,000   BB        Step bond to yield 10.015% due 7/1/04........       508,750
      500,000   BB        7.750% due 7/15/05...........................       501,250
    1,570,000   BB        8.000% due 12/1/08+..........................     1,585,700
    1,490,000   B       Columbus McKinnon Corp., Sr. Sub. Notes,
                          8.500% due 4/1/08............................     1,449,025
                        Nortek Inc., Sr. Notes:
      500,000   B+        9.250% due 3/15/07...........................       526,250
    1,750,000   B+        9.125% due 9/1/07............................     1,820,000
-------------------------------------------------------------------------------------
                                                                            6,390,975
-------------------------------------------------------------------------------------


6                      See Notes To Financial Statements.

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

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SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

November 30, 1998 (unaudited) (continued)

  Face
 Amount        Rating(a)                   Security                          Value
=====================================================================================
Cellular and Other Wireless -- 8.5%
$   9,885,000   B3*     Clearnet Communications Inc.,
                          Sr. Discount Notes, step bond to yield
                          12.615% due 12/15/05.........................  $  8,599,950
                        Dolphin Telecom PLC, Sr. Discount Notes:
    5,100,000   B-        Step bond to yield 11.410% due 6/1/08+.......     1,925,250
    4,525,000   B-        Step bond to yield 11.570% due 6/1/08+.......     1,812,164
    7,325,000   B-      Iridium LLC Capital Corp., Guaranteed Notes,
                          14.000% due 7/15/05..........................     6,885,500
    8,375,000   B       Millicom International Cellular SA, Sr. Discount
                          Notes, step bond to yield 13.486% due 6/1/06.     5,862,500
    4,525,000   Ba3*    Orange PLC, Sr. Notes, 8.000% due 8/1/08.......     4,615,500
    2,800,000   B3*     Pagemart Nationwide, Sr. Discount Notes,
                          step bond to yield 13.297% due 2/1/05........     2,418,136
    6,550,000   NR      Pagemart Wireless Inc., Sr. Discount Notes,
                          step bond to yield 11.250% due 2/1/08........     2,955,687
                        Telesystems International Wireless Inc.,
                          Sr. Discount Notes:
    9,575,000   CCC+        Step bond to yield 12.395% due 6/30/07.....     4,308,750
    2,500,000   CCC+        Step bond to yield 11.152% due 11/1/07.....     1,000,000
-------------------------------------------------------------------------------------
                                                                           40,383,437
-------------------------------------------------------------------------------------
Chemicals -- 0.1%
      680,000   NR      Huntsman Corp., Sr. Sub. Notes,
                          9.500% due 7/1/07+...........................       674,900
-------------------------------------------------------------------------------------
Diversified Conglomerate/Manufacturing -- 2.9%
      600,000   B-      Eagle-Picher Industries Inc., Sr. Sub. Notes,
                          9.375% due 3/1/08............................       577,500
                        Fisher Scientific International Inc., Sr. Sub. Notes:
    1,525,000   B-        9.000% due 2/1/08............................     1,536,438
    2,240,000   B-        9.000% due 2/1/08+...........................     2,256,800
    2,265,000   B3*     Interlake Corp., Sr. Sub. Debentures,
                          12.125% due 3/1/02...........................     2,287,650
    4,650,000   B       Outboard Marine Corp., Sr. Notes,
                          10.750% due 6/1/08...........................     4,603,500


                       See Notes To Financial Statements.                      7

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

November 30, 1998 (unaudited) (continued)

  Face
 Amount        Rating(a)                   Security                          Value
=====================================================================================
Diversified Conglomerate/Manufacturing -- 2.9% (continued)
$   2,650,000   B+      Park-Ohio Industries, Sr. Sub. Notes,
                          9.250% due 12/1/07...........................  $  2,689,750
-------------------------------------------------------------------------------------
                                                                           13,951,638
-------------------------------------------------------------------------------------
Diversified Conglomerate/Services -- 1.0%
    2,225,000   BB-     Clisa SA, Guaranteed Sr. Notes,
                          11.625% due 6/1/04+..........................     1,540,812
    3,250,000   B-      Outsourcing Solutions Inc., Sr. Sub. Notes,
                          11.000% due 11/1/06..........................     3,075,312
-------------------------------------------------------------------------------------
                                                                            4,616,124
-------------------------------------------------------------------------------------
Electric Utilities -- 3.5%
                        AES Corp., Sr. Sub. Notes:
    1,840,000   Ba1*      10.250% due 7/15/06..........................     1,973,400
    6,660,000   Ba1*      8.500% due 11/1/07...........................     6,660,000
                        Calpine Corp., Sr. Notes:
    3,650,000   BB-       10.500% due 5/15/06..........................     3,942,000
    2,900,000   BB-       8.750% due 7/15/07...........................     3,037,750
      519,134   BB      Midland Cogeneration Venture Limited
                          Partnership, Midland Funding, Sr. Secured
                          Lease Obligation Bond, Series C,
                          10.330% due 7/23/02..........................       551,581
      850,000   BB-     Niagara Mohawk Power Corp., step bond to yield
                          8.419% due 7/1/10............................       637,500
-------------------------------------------------------------------------------------
                                                                           16,802,231
-------------------------------------------------------------------------------------
Electronics - Computers -- 6.8%
    1,800,000   B-      Axiohm Transaction Solutions Inc.,
                          Sr. Sub. Notes, 9.750% due 10/1/07...........     1,701,000
    1,995,000   B       Celestica International Inc., Sr. Sub. Notes,
                          10.500% due 12/31/06.........................     2,184,525
    5,275,000   B       Fairchild Semiconductor Inc., Sr. Sub. Notes,
                          10.125% due 3/15/07..........................     5,248,625
                        Unisys Corp., Sr. Notes:
    6,200,000   Ba3*      12.000% due 4/15/03..........................     6,975,000
    9,175,000   Ba3*      11.750% due 10/15/04.........................    10,505,375


8                      See Notes To Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

November 30, 1998 (unaudited) (continued)

  Face
 Amount        Rating(a)                   Security                          Value
=====================================================================================
Electronics - Computers -- 6.8% (continued)
$   5,650,000   B-      Viasystems Inc., Sr. Sub. Notes,
                          9.750% due 6/1/07............................  $  5,664,125
-------------------------------------------------------------------------------------
                                                                           32,278,650
-------------------------------------------------------------------------------------
Finance -- 1.7%
                        Amresco Inc., Sr. Sub. Notes, Series A:
    1,500,000   CCC+      10.000% due 3/15/04..........................     1,110,000
    1,275,000   CCC+      9.875% due 3/15/05...........................       946,688
    2,250,000   NR      Ocwen Asset Investment, Sr. Notes,
                          11.500% due 7/1/05+..........................     1,687,500
    3,200,000   B-      Ocwen Capital Trust, Guaranteed Notes,
                          10.875% due 8/1/27...........................     2,592,000
    2,100,000   BB-     Ocwen Financial Corp., Notes,
                          11.875% due 10/1/03..........................     1,869,000
-------------------------------------------------------------------------------------
                                                                            8,205,188
-------------------------------------------------------------------------------------
Food & Beverages -- 3.3%
    2,675,000   B-      B&G Foods Inc., Sr. Sub. Notes,
                          9.625% due 8/1/07............................     2,654,938
                        Carrols Corp., Sr. Sub. Notes:
    2,000,000   B+        11.500% due 8/15/03..........................     2,120,000
    3,900,000   B-        9.500% due 12/1/08...........................     3,968,250
    4,625,000   B       Imperial Holly Corp., Sr. Sub. Notes,
                          9.750% due 12/15/07..........................     4,578,750
    2,600,000   B       SC International Services Inc., Sr. Sub. Notes,
                          9.250% due 9/1/07............................     2,652,000
-------------------------------------------------------------------------------------
                                                                           15,973,938
-------------------------------------------------------------------------------------
Health Care/Drugs/Hospital Supplies -- 8.1%
                        Columbia/HCA Healthcare Corp., Notes:
    2,500,000   BBB       7.000% due 7/1/07............................     2,371,875
      500,000   BBB       7.250% due 5/20/08...........................       480,000
      750,000   BBB       8.700% due 2/10/10...........................       788,438
    1,000,000   BBB       6.630% due 7/15/45...........................       977,500
      500,000   Ba3*    Fresenius Medical Cap Trust, Notes,
                          7.875% due 2/1/08............................       500,000
    2,675,000   Ba2*    Graphic Controls Corp., Sr. Sub. Notes,
                          12.000% due 9/15/05..........................     3,076,250


                       See Notes To Financial Statements.                      9

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

November 30, 1998 (unaudited) (continued)

  Face
 Amount        Rating(a)                   Security                          Value
=====================================================================================
Health Care/Drugs/Hospital Supplies -- 8.1% (continued)
$   6,600,000   BB      ICN Pharmaceuticals Inc., Sr. Notes,
                          9.250% due 8/15/05...........................  $  6,509,250
                        Integrated Health Services Inc., Sr. Sub. Notes:
    2,575,000   B-        9.500% due 9/15/07...........................     2,523,500
    1,215,000   B-        9.250% due 1/15/08...........................     1,187,663
   12,000,000   B-      Magellan Health Services Inc., Sr. Sub. Notes,
                          9.000% due 2/15/08+..........................    11,190,000
    4,500,000   B-      Mariner Post-Acute Network, Sr. Sub. Notes,
                          9.500% due 11/1/07...........................     3,825,000
                        Sun Healthcare Group Inc., Sr. Sub. Notes:
    3,250,000   B2*       9.500% due 7/1/07............................     2,892,500
    2,775,000   B2*       9.375% due 5/1/08............................     2,414,250
-------------------------------------------------------------------------------------
                                                                           38,736,226
-------------------------------------------------------------------------------------
Hotel, Casinos and Gaming -- 3.4%
    1,300,000   B       Aztar Corp., Sr. Sub. Notes,
                          13.750% due 10/1/04..........................     1,443,000
      210,000   BB+     Circus Circus Enterprise, Sr. Sub. Notes,
                          9.250% due 12/1/05...........................       217,088
    3,250,000   B-      Courtyard By Marriott, Sr. Secured Notes,
                          10.750% due 2/1/08...........................     3,396,250
    3,250,000   BB      Grand Casinos Inc., First Mortgage,
                          10.125% due 12/1/03..........................     3,562,813
                        HMH Properties:
      930,000   BB        Company Guaranteed, 7.875% due 8/1/05........       931,163
    2,420,000   BB        Sr. Notes, 7.875% due 8/1/08.................     2,423,025
    3,025,000   BB+     Mohegan Tribal Gaming Authority,
                          Sr. Secured Notes, 13.500% due 11/15/02......     3,660,250
      400,000   B+      Station Casinos, Sr. Sub. Notes,
                          8.875% due 12/1/08+..........................       406,000
-------------------------------------------------------------------------------------
                                                                           16,039,589
-------------------------------------------------------------------------------------
Insurance -- 1.0%
    3,225,000   BB+     SIG Capital Trust, Guaranteed Notes,
                          9.500% due 8/15/27...........................     2,628,375


10                     See Notes To Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

November 30, 1998 (unaudited) (continued)

  Face
 Amount        Rating(a)                   Security                          Value
=====================================================================================
Insurance -- 1.0% (continued)
$   2,500,000   BB-     Veritas Capital Trust, Guaranteed Notes,
                          10.000% due 1/1/28+..........................  $  2,306,250
-------------------------------------------------------------------------------------
                                                                            4,934,625
-------------------------------------------------------------------------------------
Leisure -- 1.6%
    3,590,000   B       Regal Cinemas Inc., Sr. Sub. Notes,
                          9.500% due 6/1/08+...........................     3,778,475
    4,000,000   B3*     SFX Entertainment Inc., Sr. Sub. Notes,
                          9.125% due 2/1/08............................     4,020,000
-------------------------------------------------------------------------------------
                                                                            7,798,475
-------------------------------------------------------------------------------------
Machinery--0.3%
    1,217,000   B       Alvey Systems Inc., Sr. Sub. Notes,
                          11.375% due 1/31/03..........................     1,217,000
-------------------------------------------------------------------------------------
Metals/Mining -- 0.5%
    2,425,000   B-      Haynes International Inc., Sr. Notes,
                          11.625% due 9/1/04...........................     2,321,938
-------------------------------------------------------------------------------------
Miscellaneous -- 0.6%
    2,900,000   B       Intertek Finance PLC., Sr. Sub. Notes, Series B,
                          10.250% due 11/1/06..........................     2,907,250
-------------------------------------------------------------------------------------
Oil and Natural Gas -- 3.0%
    2,125,000   B       Canadian Forest Oil Ltd., Sr. Sub. Notes,
                          8.750% due 9/15/07...........................     2,093,125
    4,350,000   B+      Clark USA Inc., Sr. Notes, 10.875% due 12/1/05.     4,165,125
                        Ocean Energy Inc.:
    2,750,000   BB-       Sr. Sub. Debentures, 9.750% due 10/1/06......     2,935,625
    2,625,000   BB-       Sr. Sub. Notes, 10.375% due 10/15/05.........     2,795,625
    2,150,000   B-      Stone Energy Corp., Sr. Sub. Notes,
                          8.750% due 9/15/07...........................     2,171,500
-------------------------------------------------------------------------------------
                                                                           14,161,000
-------------------------------------------------------------------------------------
Oil Services -- 1.5%
    1,305,000   B+      Cliffs Drilling Co., Sr. Notes,
                          10.250% due 5/15/03..........................     1,383,300
    2,150,000   B+      ICO Inc., Sr. Notes, 10.375% due 6/1/07........     2,010,250
    1,350,000   BB+     J. Ray McDermott SA, Sr. Sub. Notes,
                          9.375% due 7/15/06...........................     1,419,188


                       See Notes To Financial Statements.                     11

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

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

November 30, 1998 (unaudited) (continued)

  Face
 Amount        Rating(a)                   Security                          Value
=====================================================================================
Oil Services -- 1.5% (continued)
$   2,600,000   BB      Pride Petroleum Services Inc., Sr. Notes,
                          9.375% due 5/1/07............................  $  2,548,000
-------------------------------------------------------------------------------------
                                                                            7,360,738
-------------------------------------------------------------------------------------
Packaging/Containers -- 1.0%
    1,850,000   B       Huntsman Packaging Corp., Sr. Notes,
                          9.125% due 10/1/07+..........................     1,850,000
    3,000,000   B       Impress Metal Packaging Holdings,
                          Sr. Sub. Notes, 9.875% due 5/29/07...........     1,942,867
    1,050,000   B-      Tekni-Plex Inc., Company Guaranteed,
                          9.250% due 3/1/08............................     1,092,000
-------------------------------------------------------------------------------------
                                                                            4,884,867
-------------------------------------------------------------------------------------
Paper/Forest Products and Printing -- 2.6%
    2,500,000   BB      Malette Inc., Sr. Secured Notes,
                          12.250% due 7/15/04..........................     2,700,000
                        Riverwood International, Company Guaranteed:
      580,000   B-        10.625% due 8/1/07...........................       597,400
      625,000   CCC+      10.875% due 4/1/08...........................       593,750
    7,525,000   B+      S.D. Warren Co., Sr. Sub. Notes,
                          12.000% due 12/15/04.........................     8,239,875
-------------------------------------------------------------------------------------
                                                                           12,131,025
-------------------------------------------------------------------------------------
Personal Care Products/Cosmetics -- 1.4%
    3,500,000   B-      Revlon Consumer Products, Sr. Sub. Notes,
                          8.625% due 2/1/08............................     3,465,000
    4,300,000   B-      Revlon Worldwide, Sr. Discount Notes, zero
                          coupon bond to yield 12.030% due 3/15/01.....     3,010,000
-------------------------------------------------------------------------------------
                                                                            6,475,000
-------------------------------------------------------------------------------------
Pollution Control/Waste Removal -- 0.5%
    2,025,000   BB-     Allied Waste North America Inc., Sr. Sub. Notes,
                          10.250% due 12/1/06..........................     2,376,844
-------------------------------------------------------------------------------------
Publishing -- 1.1%
    3,250,000   B       Middleweb PLC, Sr. Notes,
                          10.500% due 5/30/08..........................     5,042,585
-------------------------------------------------------------------------------------


12                     See Notes To Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

November 30, 1998 (unaudited) (continued)

  Face
 Amount        Rating(a)                   Security                          Value
=====================================================================================
Real Estate Development/REITS -- 0.3%
$   1,250,000   BB+     Trizec Finance Ltd., Sr. Notes,
                          10.875% due 10/15/05.........................  $  1,381,250
-------------------------------------------------------------------------------------
Retail -- 1.3%
    2,400,000   B-      Advance Holding Corp., Sr. Discount Notes,
                          step bond to yield 12.769% due 4/15/09+......     1,416,000
    3,100,000   B-      Advance Stores Co., Inc., Sr. Sub. Notes,
                          10.250% due 4/15/08+.........................     3,193,000
    1,725,000   BB      DR Structured Finance, Pass Through
                          Certificates, 8.375% due 8/15/15.............     1,772,558
-------------------------------------------------------------------------------------
                                                                            6,381,558
-------------------------------------------------------------------------------------
Telecommunications -- 18.4%
                        Colt Telecommunications Group PLC:
      800,000   B         Sr. Notes, 10.125% due 11/30/07..............     1,307,275
      660,000   B         Sr. Notes, 8.875% due 11/30/07...............       402,058
    6,085,000   B         Sr. Notes, 7.625% due 7/31/08................     3,580,893
    4,400,000   B         Step bond to yield 11.598% due 12/15/06......     3,707,000
    8,250,000   NR      E. Spire Communications, Sr. Discount Notes,
                          step bond to yield 11.032% due 7/1/08........     4,207,500
                        Esprit Telecom Group PLC, Sr. Notes:
    2,300,000   B-        11.500% due 12/15/07.........................     2,351,750
    2,000,000++ B-        11.500% due 12/15/07 ........................     1,171,043
    1,300,000   B-        10.875% due 6/15/08..........................     1,300,000
    4,615,000   NR      Facilicom International Inc., Sr. Notes,
                          10.500% due 1/15/08..........................     3,830,450
    3,900,000   B       Hermes Europe Railtel Inc., Sr. Notes,
                          11.500% due 8/15/07..........................     4,270,500
                        Impsat Corp:
      950,000   BB-       Company Guaranteed, 12.125% due 7/15/03......       830,063
    1,200,000   B+        Sr. Notes, 12.375% due 6/15/08...............     1,032,000
    5,975,000   B       Intermedia Communications Co.,
                          Sr. Discount Notes, step bond to yield
                          11.945% due 5/15/06..........................     4,780,000
    2,665,000   B       Level 3 Communications Inc., Sr. Notes,
                          9.125% due 5/1/08............................     2,668,331


                       See Notes To Financial Statements.                     13

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

November 30, 1998 (unaudited) (continued)

  Face
 Amount        Rating(a)                   Security                          Value
=====================================================================================
Telecommunications -- 18.4% (continued)
$   4,305,000   B       Metromedia Fiber Network, Sr. Notes,
                          10.000% due 11/15/08+........................  $  4,466,438
                        Metronet Communications Inc.:
   11,400,000   B         Sr. Discount Notes, step bond to yield
                            10.036% due 6/15/08+.......................     7,182,000
    6,050,000   B         Sr. Notes, 12.000% due 8/15/07...............     6,685,250
    1,785,000   B         Sr. Notes, 10.625% due 11/1/08+..............     1,918,875
    6,775,000   B       Nextlink Communications, Sr. Notes,
                          12.500% due 4/15/06..........................     7,486,375
    5,025,000   B       Primus Telecommunications Group, Sr. Notes,
                          11.750% due 8/1/04...........................     5,226,000
                        PSINet Inc., Sr. Notes:
    4,225,000   B-        10.000% due 2/15/05..........................     4,267,250
    2,500,000   B-        11.500% due 11/1/08+.........................     2,675,000
      990,000   BB+     Qwest Communications International Inc.,
                          Sr. Discount Notes, step bond to yield
                          9.274% due 10/15/07..........................       762,300
    2,288,000   B-      RSL Communications Ltd., Sr. Notes,
                          12.250% due 11/15/06.........................     2,436,720
    4,050,000   NR      Splitrock Services Inc., 11.750% due 7/15/08...     3,665,250
    1,195,000   B-      Verio Inc., Sr. Notes, 11.250% due 12/1/08+....     1,242,800
    2,600,000   NR      Versatel Telecommunications,
                          13.250% due 5/15/08+.........................     2,619,500
    2,900,000   NR      WAM!Net Inc., step bond to yield
                          13.299% due 3/1/05...........................     1,566,000
-------------------------------------------------------------------------------------
                                                                           87,638,621
-------------------------------------------------------------------------------------
Textiles/Apparel -- 0.5%
    4,400,000   B       Texon International, Sr. Notes,
                          10.000% due 2/1/08...........................     2,251,005
-------------------------------------------------------------------------------------
Transportation/Trucking -- 1.5%
    1,000,000   B+      American Reefer Co. Ltd., First Mortgage,
                          10.250% due 3/1/08...........................       760,000
    3,130,000   BB-     Sea Containers Ltd., Sr. Sub. Debentures,
                          12.500% due 12/1/04..........................     3,443,000
    2,300,000   B+      Stena Line AB, Sr. Notes, 10.625% due 6/1/08...     2,093,000


14                     See Notes To Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

November 30, 1998 (unaudited) (continued)

  Face
 Amount        Rating(a)                   Security                          Value
=====================================================================================
Transportation/Trucking -- 1.5% (continued)
$   1,425,000   B+      TBS Shipping International Ltd., First Mortgage,
                          10.000% due 5/1/05+..........................  $    798,000
-------------------------------------------------------------------------------------
                                                                            7,094,000
-------------------------------------------------------------------------------------
                        TOTAL CORPORATE BONDS AND NOTES
                        (Cost--$479,691,203)...........................   468,810,853
=====================================================================================

 Shares                                    Security                            Value
=====================================================================================
-------------------------------------------------------------------------------------
COMMON STOCK -- 0.0%
-------------------------------------------------------------------------------------

Cellular & Other Wireless -- 0.0%
       12,250           Pagemart Nationwide Inc. (Cost--$0)............        82,688
=====================================================================================

-------------------------------------------------------------------------------------
PREFERRED STOCK -- 1.0%
-------------------------------------------------------------------------------------

Banking -- 0.4%
       63,850           California Federal Preferred Capital Corp.,
                          Series A, Exchangeable 9.125%................     1,656,110
-------------------------------------------------------------------------------------
Broadcasting -- 0.4%
       16,604           Capstar Broadcasting, Series E,
                          Exchangeable 12.625%, Payment-in-kind........     2,025,688
-------------------------------------------------------------------------------------
Electronics - Computers -- 0.2%
       42,481           Viasystems Inc., Series B, Payment-in-kind.....       764,663
-------------------------------------------------------------------------------------
                        TOTAL PREFERRED STOCK
                        (Cost--$4,383,158).............................     4,446,461
=====================================================================================

-------------------------------------------------------------------------------------
WARRANTS# - 0.6.0%
-------------------------------------------------------------------------------------

Broadcasting -- 0.0%
        8,625           UIH Australia Inc., Expire 5/15/06.............        43,125
        3,375           Wireless One Inc., Expire 10/19/00.............           844
-------------------------------------------------------------------------------------
                                                                               43,969
-------------------------------------------------------------------------------------
Cellular & Other Wireless -- 0.3%
       32,175           Clearnet Communications Inc.,
                          Expire 9/15/05+..............................       160,875


                       See Notes To Financial Statements.                     15

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

November 30, 1998 (unaudited) (continued)

  Face
 Amount                                    Security                          Value
=====================================================================================
Cellular & Other Wireless -- 0.3% (continued)
        4,725           Globalstart Telecommunications,
                          Expire 2/15/04...............................  $    420,525
        4,125           Iridium World Communications Ltd.,
                          Expire 7/15/05...............................       573,292
        3,900           Nextel Communications, Expire 5/23/99..........            39
       24,840           Pagemart Inc., Expire 12/31/03+................       124,200
-------------------------------------------------------------------------------------
                                                                            1,278,931
-------------------------------------------------------------------------------------
Paper/Forest Products and Printing -- 0.0%
        4,800           SD Warren Co., Expire 12/15/06.................        84,480
-------------------------------------------------------------------------------------
Telecommunications -- 0.3%
        3,650           Allegiance Telecom Inc., Expire 2/3/08.........        43,800
        5,000           Colt Telecom, Expire 12/31/06..................     1,000,000
       60,500           Metronet Communications, Expire 8/15/07........       212,234
        4,475           Primus Telecommunications Group,
                          Expire 8/1/04................................        22,375
        4,125           RSL Communications Ltd., Expire 11/15/06.......       165,000
        2,600           Versatel Telecommunications, Expire 5/15/08....        32,500
        8,700           WAM!Net Inc., Expire 3/1/05....................        69,600
-------------------------------------------------------------------------------------
                                                                            1,545,509
-------------------------------------------------------------------------------------
                        TOTAL WARRANTS
                        (Cost--$1,640,415).............................     2,952,889
=====================================================================================
                        TOTAL INVESTMENTS -- 100%
                        (Cost--$485,714,776** )........................  $476,292,891
=====================================================================================

(a) All ratings are by Standard & Poor's Ratings Service, except that those identified by an asterisk(*) are rated by Moody's Investors Service Inc.
#     Non-income producing security.
+ Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
++    Represents local currency of German Mark.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See page 18 for definition of ratings.


16                     See Notes To Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY OF BONDS BY COMBINED RATINGS
--------------------------------------------------------------------------------

November 30, 1998 (unaudited)

--------------------------------------------------------------------------------
                                                                  % of
                                                             Total Corporate
    Moody's          and/or         Standard & Poor's        Bonds and Notes
  ----------------------------------------------------------------------------
      Baa                                  BBB                      1.0%
      Ba                                   BB                      32.6
       B                                    B                      60.0
      Caa                                  CCC                      1.9
      NR                                   NR                       4.5
                                                                  -----
                                                                  100.0%
                                                                  =====

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BOND RATINGS (UNAUDITED)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard &Poor's") -- Ratings from "BBB" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

BBB         -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, -- Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance,
CC and C as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Baa" to "Ca," where 1 is the highest and 3 the lowest ranking within its generic category.

Baa         -- Bonds rated "Baa" are considered to be medium grade obligations;
               that is, they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.

Ba          -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B           -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa         -- Bonds rated "Caa" are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

Ca          -- Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

NR          -- Indicates that the bond is not rated by Standard & Poor's or
               Moody's.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

November 30, 1998 (unaudited)

--------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Cost--$485,714,776) ..............      $ 476,292,891
   Receivable for securities sold ..........................          3,822,056
   Interest receivable .....................................         10,570,698
--------------------------------------------------------------------------------
   Total Assets ............................................        490,685,645
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased ........................          2,629,719
   Payable to bank .........................................            601,379
   Dividends payable .......................................          1,164,562
   Payable for open forward foreign currency
     contracts (Note 5) ....................................            388,869
   Investment advisory fees payable ........................            356,818
   Administration fees payable .............................             85,126
   Accrued expenses ........................................            260,179
--------------------------------------------------------------------------------
   Total Liabilities .......................................          5,486,652
--------------------------------------------------------------------------------
Total Net Assets ...........................................      $ 485,198,993
================================================================================
NET ASSETS:
   Par value of capital shares .............................      $      44,236
   Capital paid in excess of par value .....................        526,857,718
   Overdistributed net investment income ...................           (370,439)
   Accumulated net realized loss from
     security transactions .................................        (31,522,015)
   Net unrealized depreciation on investments
     and foreign currencies ................................         (9,810,507)
--------------------------------------------------------------------------------
Total Net Assets
   (Equivalent to $10.97 per share on 44,236,103
   shares of $0.001 par value outstanding;
   500,000,000 shares authorized) ..........................      $ 485,198,993
================================================================================


                       See Notes to Financial Statements.                     19

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Nine Months Ended November 30, 1998 (unaudited)

--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest ....................................................   $ 37,247,257
   Dividends ...................................................      1,216,765
--------------------------------------------------------------------------------
   Total Investment Income .....................................     38,464,022
--------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees (Note 2) ...........................      3,424,787
   Administration fees (Note 2) ................................        761,064
   Shareholder communications ..................................        125,589
   Audit and legal .............................................         39,698
   Directors' fees .............................................         29,112
   Registration fees ...........................................         27,978
   Shareholder and system servicing fees .......................         16,331
   Custody .....................................................         15,878
   Other .......................................................         13,383
--------------------------------------------------------------------------------
   Total Expenses ..............................................      4,453,820
--------------------------------------------------------------------------------
Net Investment Income ..........................................     34,010,202
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FOREIGN CURRENCIES (NOTES 3 AND 5):
   Realized Loss From:
     Security transactions (excluding short-term securities) ...     (2,773,793)
     Foreign currency transactions .............................       (127,990)
--------------------------------------------------------------------------------
   Net Realized Loss ...........................................     (2,901,783)
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation (Depreciation)
   of Investments and Foreign Currencies:
     Beginning of period .......................................     26,890,410
     End of period .............................................     (9,810,507)
--------------------------------------------------------------------------------
   Increase in Net Unrealized Depreciation .....................    (36,700,917)
--------------------------------------------------------------------------------
Net Loss on Investments and Foreign Currencies .................    (39,602,700)
--------------------------------------------------------------------------------
Decrease in Net Assets From Operations .........................   $ (5,592,498)
================================================================================


20                     See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

For the Nine Months Ended November 30, 1998 (unaudited) and the Year Ended February 28, 1998

----------------------------------------------------------------------------------------
                                                            November 30    February 28
========================================================================================
OPERATIONS:
   Net investment income ...............................  $  34,010,202   $  46,590,619
   Net realized gain (loss) ............................     (2,901,783)      7,736,886
   (Increase) decrease in net unrealized depreciation ..    (36,700,917)      5,091,961
----------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From Operations....     (5,592,498)     59,419,466
----------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:
   Net investment income ...............................    (34,094,960)    (47,244,754)
----------------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders .....................    (34,094,960)    (47,244,754)
----------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 10):
   Net asset value of shares issued for
     reinvestment of dividends .........................      2,326,094      16,479,649
----------------------------------------------------------------------------------------
   Increase in Net Assets From
     Fund Share Transactions ...........................      2,326,094      16,479,649
----------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ......................    (37,361,364)     28,654,361

NET ASSETS:
   Beginning of period .................................    522,560,357     493,905,996
----------------------------------------------------------------------------------------
   End of period* ......................................  $ 485,198,993   $ 522,560,357
========================================================================================
*Includes overdistributed net investment income of: ....  $    (370,439)  $    (157,691)
========================================================================================


                       See Notes to Financial Statements.                     21

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      1. Significant Accounting Policies

      Managed High Income Portfolio Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

      The following are significant accounting policies consistently followed by the Fund: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and ask prices provided by an independent pricing service that are based on transactions in corporate obligations, quotations from corporate bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method;
(e) interest income, adjusted for accretion of original issue discount, is recorded on an accrual basis; (f) dividend income is recorded by the Fund on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (g) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At February 28, 1998, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, overdistributed net investment income amounting to $372,685 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this adjustment; and (j) estimates and assumptions are required to be made regarding assets,

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

      In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

      2. Investment Advisory Agreement, Administration Agreement and Other Transactions

      Mutual Management Corp. ("MMC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays MMC an advisory fee calculated at an annual rate of 0.90% of the average daily net assets. This fee is calculated daily and paid monthly.

      MMC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

      All officers and one Director of the Fund are employees of Salomon Smith Barney Inc., another subsidiary of SSBH.

      3. Investments

      For the nine months ended November 30, 1998, the aggregate cost of purchases and proceeds from sales of investments (including maturities but excluding short-term securities) were:

================================================================================
Purchases                                                           $330,033,330
--------------------------------------------------------------------------------
Sales                                                                329,193,913
================================================================================

      At November 30, 1998, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $ 10,198,600
Gross unrealized depreciation                                       (19,620,485)
--------------------------------------------------------------------------------
Net unrealized depreciation                                        $ (9,421,885)
================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      4. Repurchase Agreements

      The Fund purchases, and its custodian takes possession of, U.S. government securities from banks subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

      5. Forward Foreign Currency Contracts

      At November 30, 1998, the Fund had open forward foreign currency contracts as described below. The Fund bears the market risk that arises from changes in foreign currency exchange rates. The unrealized loss on the contracts reflected in the accompanying financial statements were as follows:

                             Local        Market      Settlement     Unrealized
Foreign Currency           Currency       Value          Date           Loss
================================================================================
To Sell:
British Pound                 898,900   $1,478,609      2/25/99      $ (22,391)
European Currency Units     1,784,660    2,077,046       3/1/99         (7,911)
German Mark                 9,182,781    5,431,961      12/3/98       (158,501)
German Mark                   672,917      398,512     12/23/98        (21,015)
German Mark                 6,312,883    3,744,596      1/28/99       (179,051)
--------------------------------------------------------------------------------
Total Unrealized Loss on Open
  Forward Foreign Currency Contracts                                 $(388,869)
================================================================================

      6. Futures Contracts

      Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

      At November 30, 1998, the Fund had no open futures contracts.

      7. Options Contracts

      Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into closing sales transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

      At November 30, 1998, the Fund had no open purchased call or put option contracts.

      When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the proceeds of the security sold will be increased by the premium originally received. When a written put option is exercised, the amount of the premium received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

      During the nine months ended November 30, 1998, the Fund did not write any covered call or put options.

      8. Payment-in-Kind Securities

      The Fund may invest in payment-in-kind ("PIK") securities. PIK securities pay interest through the issuance of additional securities. PIK securities carry a risk in that, unlike bonds which pay interest throughout the period to maturity, the Fund will realize no cash until the cash payment dates unless a portion of such securities are sold. If the issuer of a PIK security defaults, the Fund may obtain no return at all on its investment.

      9. Capital Loss Carryforward

      At February 28, 1998, the Fund had, for Federal income tax purposes, $27,703,000 of loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on the last day in February of the year indicated:

                                               2003         2004         2005
================================================================================
Carryforward Amounts                        $9,349,000   $18,115,000   $239,000
================================================================================

      10. Capital Shares

      Capital stock transactions were as follows:

                                   Nine Months Ended          Year Ended
                                   November 30, 1998       February 28, 1998
                                   -----------------       -----------------
                                 Shares       Amount     Shares        Amount
================================================================================
Shares issued on reinvestment   221,114     $2,326,094  1,412,894    $16,479,649
================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each year ended February 28, except where noted:

----------------------------------------------------------------------------------------------------------------
                                     1998(1)           1998         1997      1996(2)         1995       1994(3)
================================================================================================================
Net Asset Value,
  Beginning of Period ...........  $   11.87      $   11.59    $   11.36    $   10.88    $   12.39    $   12.00
----------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income .........       0.77           1.09         1.12         1.13         1.12         0.98
  Net realized and
    unrealized gain (loss) ......      (0.90)          0.28         0.21         0.65        (1.48)        0.51
----------------------------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations ...............      (0.13)          1.37         1.33         1.78        (0.36)        1.49
----------------------------------------------------------------------------------------------------------------
Offering Costs Credited (Charged)
  to Paid-In Capital ............         --             --           --           --         0.00*       (0.02)
----------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income .........      (0.77)         (1.09)       (1.08)       (1.27)       (1.00)       (0.96)
  Net realized gains ............         --             --           --           --        (0.15)       (0.12)
  Capital .......................         --             --        (0.02)       (0.03)          --           --
----------------------------------------------------------------------------------------------------------------
Total Distributions .............      (0.77)         (1.09)       (1.10)       (1.30)       (1.15)       (1.08)
----------------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period .................  $   10.97      $   11.87    $   11.59    $   11.36    $   10.88    $   12.39
----------------------------------------------------------------------------------------------------------------
Total Return,
  Based on Market Value(4) .....       (1.93)%++      10.96%       15.37%       18.83%        0.14%        6.85%++
----------------------------------------------------------------------------------------------------------------
Total Return,
  Based on Net Asset Value(4) ..       (0.94)%++      12.43%       12.65%       17.80%       (2.18)%      12.67%++
----------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (millions) ......  $     485      $     523    $     494    $     477    $     457    $     520
----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses ......................       1.18%+         1.18%        1.20%        1.24%        1.24%        1.19%+
  Net investment income .........       8.97+          9.19         9.89         9.74         9.96         8.74+
----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate .........         67%            94%          61%          73%          62%         108%
----------------------------------------------------------------------------------------------------------------
Market Value, End of Period .....  $  10.750      $  11.750    $  11.625    $  11.125    $  10.500    $  11.750
================================================================================================================

(1)   For the nine months ended November 30, 1998 (unaudited).

(2)   For the year ended February 29, 1996.

(3) For the period from March 26, 1993 (commencement of operations) to February 28, 1994.

(4) The total return calculation assumes that dividends are reinvested in accordance with the Fund's dividend reinvestment plan.

*     Amount represents less than $0.01.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

                                                                   Net Realized                Net Increase
                                                                  and Unrealized               in Net Assets
                 Investment             Net Investment              Gain (Loss)                    From
                   Income                   Income                on Investments                 Operations
                -------------------------------------------------------------------------------------------------
Quarter                      Per                     Per                        Per                         Per
 Ended          Total       Share      Total        Share        Total         Share          Total        Share
=================================================================================================================
May 31,
 1996      $ 13,001,508    $ 0.31  $ 11,542,616    $ 0.27    $ (7,102,523)    $ (0.17)    $  4,440,093   $  0.10
August 31,
 1996        13,247,484      0.31    11,804,210      0.29      (7,860,018)      (0.19)       3,944,192      0.10
November 30,
 1996        13,267,331      0.31    11,856,227      0.28      15,505,326        0.37       27,361,553      0.65
February 28,
 1997        13,188,573      0.31    11,798,385      0.28       8,827,165        0.20       20,625,550      0.48
May 31,
 1997        13,200,189      0.31    11,741,167      0.27      (5,289,541)      (0.12)       6,451,626      0.15
August 31,
 1997        13,358,455      0.31    11,846,555      0.28      12,682,793        0.29       24,529,348      0.57
November 30,
 1997        12,745,541      0.29    11,250,534      0.26       1,354,794        0.03       12,605,328      0.29
February 28,
 1998        13,288,741      0.30    11,752,363      0.27       4,080,801        0.09       15,833,164      0.36
May 31,
 1998        12,823,273      0.29    11,293,219      0.26      (2,829,443)      (0.06)       8,463,776      0.20
August 31,
 1998        13,493,791      0.31    11,864,494      0.27     (36,436,763)      (0.83)     (24,572,269)    (0.56)
November 30,
 1998        12,146,958      0.27    10,852,489      0.24        (336,494)      (0.01)      10,515,995      0.23
=================================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL DATA (UNAUDITED)
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each period:

--------------------------------------------------------------------------------

                                                                      Dividend
                             NYSE        Net Asset     Dividend     Reinvestment
                        Closing Price      Value         Paid           Price
================================================================================
March 31, 1996             $10.875        $11.18       $0.093          $10.79
April 30, 1996              10.750         11.20        0.093           10.74
May 31, 1996                10.625         11.18        0.093           10.56
June 30, 1996               10.625         11.07        0.091           10.71
July 31, 1996               10.875         10.98        0.091           10.97
August 31, 1996             11.000         11.01        0.091           11.01
September 30, 1996          11.125         11.27        0.091           11.13
October 31, 1996            11.125         11.21        0.091           11.19
November 30, 1996           11.250         11.38        0.091           11.16
December 31, 1996           11.250         11.46        0.091           11.27
January 31, 1997            11.625         11.50        0.091           11.48
February 28, 1997           11.625         11.59        0.091           11.62
March 31, 1997              11.375         11.29        0.091           11.35
April 30, 1997              11.500         11.26        0.091           11.22
May 31, 1997                11.625         11.47        0.091           11.45
June 30, 1997               11.750         11.62        0.091           11.65
July 31, 1997               12.000         11.84        0.091           11.69
August 31, 1997             11.875         11.77        0.091           11.76
September 30, 1997          12.000         11.94        0.091           11.90
October 31, 1997            11.750         11.82        0.091           11.78
November 30, 1997           12.125         11.78        0.091           11.76
December 31, 1997           12.313         11.82        0.091           11.80
January 31, 1998            12.500         11.89        0.091           11.82
February 28, 1998           11.750         11.87        0.091           11.87
March 31, 1998              11.563         11.90        0.086           11.87
April 30, 1998              11.375         11.84        0.086           11.88
May 31, 1998                11.438         11.81        0.086           11.81
June 30, 1998               11.625         11.74        0.086           11.73
July 31, 1998               11.438         11.76        0.086           11.76
August 31, 1998              9.750         10.99        0.086           10.58
September 30, 1998          11.000         10.83        0.086           10.73
October 31, 1998            10.690         10.42        0.086           10.34
November 30, 1998           10.750         10.97        0.086           10.79
================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONAL SHAREHOLDER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      On June 11, 1998, the Annual Meeting of shareholders of the Fund was held for the purpose of voting on the following matters:

      1. The election of Alessandro C. di Montezemolo and Heath B. McLendon as Directors of the Fund for a three-year period; and

      2. Ratification of the selection of KPMG Peat Marwick LLP as the independent auditors of the Fund for the current fiscal year.

      The results of the vote on Proposal 1 were as follows:

                                                    Percentage                   Percentage
                                  Shares Voted      of Shares    Shares Voted     of Shares
Name of Director*                     For             Voted         Against         Voted
===========================================================================================
Alessandro C. di Montezemolo     41,495,592.552       98.60%      582,513.591       1.40%
Heath B. McLendon                41,590,679.317       98.80%      487,426.826       1.20%
===========================================================================================

* The following Directors, representing the balance of the Board of Directors, continue to serve as Directors: Paolo M. Cucchi, Andrea Farace, Paul R. Hardin, and George M. Pavia.

      The results of the vote on Proposal 2 were as follows:

                Percentage                  Percentage                Percentage
Shares Voted     of Shares   Shares Voted    of Shares     Shares      of Shares
     For           Voted        Against        Voted     Abstaining      Voted
================================================================================
41,574,862.088    98.80%      167,491.100      0.40%     335,752.955     0.80%
================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIVIDEND REINVESTMENT PLAN (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Under the Fund's Dividend Reinvestment Plan ("Plan"), a shareholder whose shares of Common Stock are registered in his own name will have all distributions from the Fund reinvested automatically by First Data Investor Services Group, Inc. ("First Data") as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own Common Stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to Fund shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of First Data as dividend-paying agent.

      If the Fund declares a dividend or capital gains distribution payable either in shares of Common Stock or in cash, shareholders who are not Plan participants will receive cash, and Plan participants will receive the equivalent amount in shares of Common Stock. When the market price of the Common Stock is equal to or exceeds the net asset value per share of the Common Stock on the Valuation Date (as defined below), Plan participants will be issued shares of Common Stock valued at the net asset value most recently determined or, if net asset value is less than 95% of the then current market price of the Common Stock, then at 95% of the market value. The Valuation Date is the dividend or capital gains distribution payment date or, if that date is not a New York Stock Exchange ("NYSE") trading day, the immediately preceding trading day.

      If the market price of the Common Stock is less than the net asset value of the Common Stock, or if the Fund declares a dividend or capital gains distribution payable only in cash, a broker-dealer not affiliated with Smith Barney, as purchasing agent for Plan participants ("Purchasing Agent"), will buy Common Stock in the open market, on the NYSE or elsewhere, for the participants' accounts (effective June 1, 1996, the Plan's Valuation Date changed from the payable date to the record date). If, following the commencement of the purchases and before the Purchasing Agent has completed its purchases, the market price exceeds the net asset value of the Common Stock, the average per share purchase price paid by the Purchasing Agent may exceed the net asset value of the Common Stock, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in Common Stock issued by the Fund at net asset value. Additionally, if the market price exceeds the net asset value of shares before the Purchasing Agent has completed its purchases, the Purchasing Agent is permitted to cease purchasing shares and the Fund may issue the remaining shares at a price equal to the greater of (a) net asset value or (b) 95% of the then current market price. In a case where the Purchasing Agent

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIVIDEND REINVESTMENT PLAN (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

has terminated open market purchases and the Fund has issued the remaining shares, the number of shares received by the participant in respect of the cash dividend or distribution will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. First Data will apply all cash received as a dividend or capital gains distribution to purchase Common Stock on the open market as soon as practicable after the payable date of the dividend or capital gains distribution, but in no event later than 30 days after that date, except when necessary to comply with applicable provisions of the federal securities laws.

      First Data will maintain all shareholder accounts in the Plan and will furnish written confirmations of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common Stock in the account of each Plan participant will be held by First Data on behalf of the Plan participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

      Plan participants are subject to no charge for reinvesting dividends and capital gains distributions. First Data's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges apply with respect to shares of Common Stock issued directly by the Fund as a result of dividends or capital gains distributions payable either in Common Stock or in cash. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to open market purchases made in connection with the reinvestment of dividends or capital gains distributions.

      Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by First Data, with the Fund's prior written consent, on at least 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to First Data Investor Services Group, Inc., P.O. Box 8030, Boston, Massachusetts 02266 or by telephone at (800) 331-1710.

                                ----------------

      Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

--------------------------------------------------------------------------------

                                                                     Managed

                                                                     HIGH INCOME
                                                                  PORTFOLIO INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Directors

Paolo M. Cucchi
Andrea Farace
Paul R. Hardin
Heath B. McLendon, Chairman
Alessandro C. di Montezemolo
George M. Pavia

James J. Crisona, Emeritus

Officers

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

John C. Bianchi
Vice President and
Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary

Investment Adviser and Administrator

Mutual Management Corp.
388 Greenwich Street
New York, New York 10013

Transfer Agent

First Data Investor Services Group, Inc.
P.O. Box 8030
Boston, Massachusetts 02266

Custodian

PNC Bank, N.A.
17th and Chestnut Streets
Philadelphia, Pennsylvania 19103

--------------------------------------------------------------------------------

This report is intended only for the shareholders of Managed High Income Portfolio Inc. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

FD0839 1/99